CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Net Parent Investment [Member] Predecessor [Member]	AOCI Attributable to Parent [Member] Predecessor [Member]	AOCI Attributable to Parent [Member] Successor [Member]	Total [Member] Predecessor [Member]	Total [Member] Successor [Member]	Class A Common Stock [Member] Successor [Member]	Class C Common Stock [Member] Successor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Retained Earnings [Member] Successor [Member]
Beginning balance, value at Dec. 31, 2021	$ 20,155	$ 56		$ 20,211
Net loss	(29,175)			(29,175)
Stock-based compensation allocated from parent	1,640			1,640
Parents’s common shares issued for CXApp earnout	3,697			3,697
Taxes paid related to net share settlement of restricted stock units	(104)			(104)
Net investment from parent	26,023			26,023
Cumulative translation adjustment		1,099		1,099
Ending balance, value at Dec. 31, 2022	22,236	1,155		23,391
Net loss	(4,380)			(4,380)
Stock-based compensation allocated from parent	158			158
Net investment from parent	8,680			8,680
Cumulative translation adjustment		(28)		(28)
Ending balance, value at Mar. 14, 2023	26,694	1,127		27,821	$ (6,955)	$ 1		$ 1,607	$ (8,563)
Ending balance, shares at Mar. 14, 2023						7,034,999
Shares issued in connection with Business Combination					69,928		$ 1	69,927
Shares issued in connection with Business Combination, shares						1,547,700	5,487,300
Stock-based compensation					2			2
Ending balance, value at Mar. 31, 2023					65,733	$ 1	$ 1	71,536	(5,805)
Ending balance, shares at Mar. 31, 2023						8,582,699	5,487,300
Beginning balance, value at Mar. 14, 2023	26,694	1,127		27,821	(6,955)	$ 1		1,607	(8,563)
Beginning balance, shares at Mar. 14, 2023						7,034,999
Ending balance, value at Jun. 30, 2023			(39)		51,060	$ 1	$ 1	71,632	(20,535)
Ending balance, shares at Jun. 30, 2023						8,582,699	5,487,300
Beginning balance, value at Mar. 14, 2023	$ 26,694	$ 1,127		$ 27,821	(6,955)	$ 1		1,607	(8,563)
Beginning balance, shares at Mar. 14, 2023						7,034,999
Net loss					(49,238)				(49,238)
Cumulative translation adjustment			(85)		(85)
Shares issued in connection with Business Combination					69,928		$ 1	69,927
Shares issued in connection with Business Combination, shares						1,547,700	5,487,300
Stock-based compensation					925			925
Warrant exchange and exercise					10,134			10,134
Warrant exchange and exercise, shares						1,035,000
Warrant exercise – cashless					548			548
Warrant exercise - cash and cashless, shares						49,608
Mandatory conversion from Class C common stock to Class A common stock						$ 1	$ (1)
Mandatory conversion from Class C common stock to Class A common stock, shares						5,487,300	(5,487,300)
Common stock issuance – non-cash compensation					195			195
Common stock issuance - non-cash compensation, shares						99,782
Stock issuance cost					(54)			(54)
Ending balance, value at Dec. 31, 2023			(85)		25,398	$ 2		83,282	(57,801)
Ending balance, shares at Dec. 31, 2023						15,254,389
Beginning balance, value at Mar. 31, 2023					65,733	$ 1	$ 1	71,536	(5,805)
Beginning balance, shares at Mar. 31, 2023						8,582,699	5,487,300
Cumulative translation adjustment			(39)		(39)
Stock-based compensation					96			96
Ending balance, value at Jun. 30, 2023			(39)		51,060	$ 1	$ 1	71,632	(20,535)
Ending balance, shares at Jun. 30, 2023						8,582,699	5,487,300
Beginning balance, value at Dec. 31, 2023			(85)		25,398	$ 2		83,282	(57,801)
Beginning balance, shares at Dec. 31, 2023						15,254,389
Cumulative translation adjustment			54		54
Stock-based compensation					599			599
Ending balance, value at Mar. 31, 2024			(31)		20,881	$ 2		83,881	(62,971)
Ending balance, shares at Mar. 31, 2024						15,254,389
Beginning balance, value at Dec. 31, 2023			(85)		25,398	$ 2		83,282	(57,801)
Beginning balance, shares at Dec. 31, 2023						15,254,389
Ending balance, value at Jun. 30, 2024			(9)		16,480	$ 2		84,714	(68,227)
Ending balance, shares at Jun. 30, 2024						15,266,959
Beginning balance, value at Mar. 31, 2024			(31)		20,881	$ 2		83,881	(62,971)
Beginning balance, shares at Mar. 31, 2024						15,254,389
Cumulative translation adjustment			22		22
Stock-based compensation					833			833
Ending balance, value at Jun. 30, 2024			$ (9)		$ 16,480	$ 2		$ 84,714	$ (68,227)
Ending balance, shares at Jun. 30, 2024						15,266,959